Commitments and Contingencies	12 Months Ended
Dec. 31, 2020
Commitments And Contingencies Disclosure [Abstract]
Commitments and Contingencies
17.	COMMITMENTS AND CONTINGENCIES

Operating lease commitment

Upon the adoption of ASC 842 on January 1, 2018, future minimum lease payments for operating lease liabilities as of December 31, 2019 and 2020 are disclosed in Note 5.

Contingencies

From time to time, the Group is subject to legal proceedings and claims incidental to the conduct of its business. The Group accrues the liability when the loss is probable and reasonably estimable.